Restatement of Previously Issued Financial Statements (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended							6 Months Ended			9 Months Ended		12 Months Ended
	Jun. 30, 2015	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008
Warrant Liability	$ 7,574	$ 7,116	$ 10,544	$ 5,859	$ 7,776	$ 5,980	$ 5,372	$ 7,574	$ 10,544	$ 5,980	$ 7,116	$ 7,776	$ 7,386	$ 3,109	$ 8,129	$ 5,096	$ 458		$ 6,272	$ 2,107
Additional Paid-in Capital	109,705	105,322	105,219	105,114	102,848	102,648	99,445	109,705	105,219	102,648	105,322	102,848	108,382	102,983	99,304	97,759	94,108		93,944	86,612
Accumulated Deficit	(115,737)	(112,921)	(115,644)	(110,305)	(110,287)	(107,879)	(106,602)	(115,737)	(115,644)	(107,879)	(112,921)	(110,287)	(114,165)	(106,794)	(108,116)	(101,493)	(94,495)		(98,375)	(86,293)
Change in fair value of warrant liability	1,196	3,428	4,685	(2,751)	(1,797)	(608)	2,756	188	7,436	2,149	(4,007)	352	4,277	(5,020)	(3,361)	(4,638)	5,813		(10,056)
Net income (loss)	$ (1,815)	$ 2,723	$ (5,339)	$ (3,511)	$ (2,408)	$ (1,279)	$ 1,514	$ (1,572)	$ (8,850)	$ 237	$ (6,127)	$ (2,171)	$ (7,371)	$ 1,322	$ (6,623)	$ (6,998)	$ 3,880		$ (12,082)
Net income (loss) per share, basic	$ (0.06)	$ 0.11	$ (0.21)				$ 0.13	$ (0.05)	$ (0.40)	$ 0.02				$ 0.08			$ 1.86
Net loss per share, basic and diluted	$ (0.06)	$ (0.02)	$ (0.21)	$ (0.19)	$ (0.14)	$ (0.10)		$ (0.05)	$ (0.40)		$ (0.27)	$ (0.15)	$ (0.31)	$ 0.08	$ (0.59)	$ (0.81)	1.86		$ (6.32)
Weighted average common shares outstanding, diluted		33,491,189					17,633,360			19,706,210				20,760,410
Comprehensive income (loss)	$ (1,816)	$ 2,724	$ (5,340)	$ (3,512)	$ (2,408)	$ (1,281)	$ 1,514	$ (1,573)	$ (8,852)	$ 235	$ (6,128)	$ (2,173)	$ (7,373)	$ 1,320	$ (6,596)	$ (6,971)
Net income (loss) per share, diluted		$ (0.02)					$ (0.07)			$ (0.10)			$ (0.31)	$ (0.18)			$ 1.86	[1]
Scenario, Previously Reported [Member]
Warrant Liability		$ 0	0	0	0	0	$ 0		0	$ 0	0	0		$ 0	0	0	$ 0		$ 0	0
Additional Paid-in Capital		102,864	102,761	102,656	100,391	100,191	96,988		102,761	100,191	102,864	100,391		100,526	96,847	95,630	91,979		91,815	90,375
Accumulated Deficit		(103,348)	(102,642)	(101,988)	(100,053)	(99,442)	(98,772)		(102,642)	(99,442)	(103,348)	(100,053)		(101,228)	(97,530)	(94,268)	(91,908)		(89,975)	(87,949)
Change in fair value of warrant liability		0	0	0	0	0	0		0	0	0	0		0	0	0	0		0
Net income (loss)		$ (706)	$ (654)	$ (760)	$ (611)	$ (671)	$ (1,242)		$ (1,414)	$ (1,912)	$ (2,120)	$ (2,523)		$ (3,698)	$ (3,262)	$ (2,360)	$ (1,933)		$ (2,026)
Net income (loss) per share, basic		$ (0.03)					$ (0.10)			$ (0.14)				$ (0.24)
Net loss per share, basic and diluted		$ (0.03)	$ (0.03)	$ (0.04)	$ (0.03)	$ (0.05)			$ (0.06)		$ (0.09)	$ (0.17)			$ (0.29)	$ (0.27)	$ (0.93)		$ (1.06)
Weighted average common shares outstanding, diluted		25,238,412					12,009,285			14,556,050				15,624,999
Comprehensive income (loss)		$ (705)	$ (655)	$ (761)	$ (611)	$ (673)	$ (1,242)		$ (1,416)	$ (1,914)	$ (2,121)	$ (2,525)		$ (3,700)	$ (3,262)	$ (2,333)
Net income (loss) per share, diluted							$ (0.10)			$ (0.14)				$ (0.24)
Restatement Adjustment [Member]
Warrant Liability		7,116	10,544	5,859	7,776	5,980	$ 5,372		10,544	$ 5,980	7,116	7,776		$ 3,109	8,129	5,096	$ 458		$ 6,272	2,107
Additional Paid-in Capital		2,458	2,458	2,458	2,457	2,457	2,457		2,458	2,457	2,458	2,457		2,457	2,457	2,129	2,129		2,129	(3,763)
Accumulated Deficit		(9,573)	(13,002)	(8,317)	(10,234)	(8,437)	(7,830)		(13,002)	(8,437)	(9,573)	(10,234)		(5,566)	(10,586)	(7,225)	(2,587)		(8,400)	$ 1,656
Change in fair value of warrant liability		3,428	(4,685)	(2,751)	(1,797)	(608)	2,756		(7,436)	2,149	(4,007)	352		5,020	(3,361)	(4,638)	5,813		(10,056)
Net income (loss)		$ 3,428	$ (4,685)	$ (2,751)	$ (1,797)	$ (608)	$ 2,756		$ (7,436)	$ 2,149	$ (4,007)	$ 352		$ 5,020	$ (3,361)	$ (4,638)	$ 5,813		$ (10,056)
Net income (loss) per share, basic		$ 0.14					$ 0.23			$ 0.16				$ 0.32
Net loss per share, basic and diluted		$ 0.01	$ (0.18)	$ (0.15)	$ (0.11)	$ (0.05)			$ (0.34)		$ (0.18)	$ 0.02			$ (0.30)	$ (0.54)	$ 2.79		$ (5.26)
Weighted average common shares outstanding, diluted		8,252,777					5,624,075			5,150,160				5,135,411
Comprehensive income (loss)		$ 3,429	$ (4,685)	$ (2,751)	$ (1,797)	$ (608)	$ 2,756		$ (7,436)	$ 2,149	$ (4,007)	$ 352		$ 5,020	$ (3,361)	$ (4,638)
Net income (loss) per share, diluted							$ 0.03			$ 0.04				$ 0.06

[1]	The impact of assumed exercise of warrants is not included because all of the warrants outstanding were “out of the money” during this period.